Inventories - Summary of break-down of inventories is presented (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Raw materials and supplies	€ 6,665	€ 4,061
Work in progress	1,183	1,169
Finished goods	551	0
Total	€ 8,399	€ 5,230